Derivative Financial Liabilities (Details)			12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Sep. 28, 2022 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	May 12, 2023 $ / shares	Dec. 27, 2022 USD ($) $ / shares	Sep. 28, 2022 USD ($) shares
Derivative Financial Liabilities [Line Items]
Increasing balances | ¥	¥ 365
Additional paid in capital | ¥	¥ 105,931,016
Collateral received			¥ 119,826,783	$ 17,292,158
Collateral received amount			249,470,932	35,874,489
Interest Income received from collateral account			5,718,400	812,069
Realized gains | ¥			¥ 5,718,400
Warrant [Member]
Derivative Financial Liabilities [Line Items]
Number of warrants issued		22,900,000					22,900,000
Public Warrants [Member]
Derivative Financial Liabilities [Line Items]
Number of ordinary share		17,250,000					17,250,000
Sponsor Warrants [Member]
Derivative Financial Liabilities [Line Items]
Number of ordinary share		4,450,000					4,450,000
PIPE Warrants [Member]
Derivative Financial Liabilities [Line Items]
Number of ordinary share		1,200,000					1,200,000
ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement | $ / shares						$ 0
Shaolin [Member]
Derivative Financial Liabilities [Line Items]
Interest Income received from collateral account | $				$ 300,000
Common Stock [Member] | Warrant [Member]
Derivative Financial Liabilities [Line Items]
Aggregate share	1,083,949
Equity Support Agreement [Member]
Derivative Financial Liabilities [Line Items]
Collateral account		¥ 355,535,000					$ 50,000,000
Equity Support Agreement [Member] | Shaolin [Member]
Derivative Financial Liabilities [Line Items]
Shares issued		1,000,000
Maximum [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Interest accrued on the funds held in the collateral | $						$ 300,000
Maximum [Member] | Warrant Agreement [Member] | Warrant [Member]
Derivative Financial Liabilities [Line Items]
Share issued price per share | $ / shares					$ 0.048
Minimum [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Interest accrued on the funds held in the collateral | $						$ 100,000
Minimum [Member] | Warrant Agreement [Member] | Warrant [Member]
Derivative Financial Liabilities [Line Items]
Share issued price per share | $ / shares					$ 0.043